Acquisitions and divestitures (Tables)	6 Months Ended
Jun. 30, 2026
Acquisitions And Divestitures
Schedule of effects on the income statement

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2026	2025	2026	2025
Aliança Geração de Energia S.A.	27(a)	–	–	–	(117)
		–	–	–	(117)

Schedule of assets to be contributed and the liabilities

June 30, 2026
Assets
Inventories	27
Total assets (i)	27

Liabilities
Asset retirement obligations (ii)	151
Leases	4
Employee benefits	26
Total liabilities	181

(i)The carrying amount of property, plant and equipment has been fully impaired since 2024.

(ii) Although the agreement provides for the transfer of the decommissioning obligations related to the Thompson operating assets, Vale will assume the obligation to reimburse such liability up to a limit of US$282 (CAD400 million). Accordingly, upon derecognizing the currently estimated liability of US$151 at the closing of the transaction, the Company will recognize a new liability in the same amount, related to the reimbursement obligation, which is within the limit established in the agreement.